Other Income (Expense), Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 01, 2015		Nov. 30, 2014		Aug. 24, 2014	May 25, 2014	Feb. 23, 2014		Nov. 24, 2013	Aug. 25, 2013	May 26, 2013	Feb. 24, 2013	Nov. 30, 2014		Nov. 24, 2013		Nov. 25, 2012
Other Income and Expenses [Abstract]
Foreign Exchange Management gains	$ 7,908	[1]					$ 4,436	[1]					$ (11,104)	[2]	$ (539)	[2]	$ (9,444)	[2]
Foreign currency transaction losses	(35,959)	[3]					(2,238)	[3]					(15,331)	[4]	(21,697)	[4]	8,512	[4]
Interest income	460						627						1,930		1,600		1,514
Investment income	439						307						562		3,019		525
Other	1,124						1,051						1,886		4,436		3,695
Total other income (expense), net	$ (26,028)		$ (14,513)	[5]	$ (5,605)	$ (6,122)	$ 4,183		$ (7,756)	$ (10,661)	$ (830)	$ 6,066	$ (22,057)		$ (13,181)		$ 4,802

[1]	Gains and losses on forward foreign exchange contracts primarily result from currency fluctuations relative to negotiated contract rates. Gains in 2015 were primarily due to favorable currency fluctuations relative to negotiated contracts rates on positions to sell the Mexican Peso.
[2]	Gains and losses on forward foreign exchange contracts primarily result from currency fluctuations relative to negotiated contract rates. Losses in 2014 were primarily due to unfavorable currency fluctuations on embedded foreign currency derivatives in certain of the Company's operating leases in Russia. Losses in 2013 were primarily due to unfavorable currency fluctuations against the U.S. Dollar relative to negotiated contract rates. Losses in 2012 primarily resulted from unfavorable currency fluctuations relative to negotiated contract rates on positions to sell the Mexican Peso.
[3]	Foreign currency transaction gains and losses reflect the impact of foreign currency fluctuation on the Company's foreign currency denominated balances. Losses in 2015 were primarily due to the weakening of various foreign currencies, particularly the Euro, against the U.S. Dollar.
[4]	Foreign currency transaction gains and losses reflect the impact of foreign currency fluctuation on the Company's foreign currency denominated balances. Losses in 2014 and 2013 were primarily due to the weakening of various currencies against the U.S. Dollar. Gains in 2012 were primarily due to a significant increase in Euro denominated intercompany receivables and the appreciation of the U.S. Dollar against the Japanese Yen.
[5]	Includes certain out-of-period adjustments, which decreased income before income taxes and net income by approximately $4.0 million and $6.0 million, respectively. For additional information see Note 1.